united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 7/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toews Tactical Growth Allocation Fund
Portfolio of Investments (Unaudited)
July 31, 2018
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 75.2%
	DEBT FUNDS - 75.2%
42,000	iShares Core U.S. Aggregate Bond ETF	$4,454,520
12,100	iShares iBoxx $ High Yield Corporate Bond ETF	1,042,052
29,700	SPDR Bloomberg Barclays High Yield Bond ETF	1,067,418
56,500	Vanguard Short-Term Bond ETF	4,414,345
55,300	Vanguard Total Bond Market ETF	4,367,594
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,327,279)	15,345,929

	MUTUAL FUNDS - 9.5%
	DEBT FUNDS - 9.5%
3	Aberdeen Global High Income Fund - Class I	22
2	AB High Income Fund, Inc. - Advisor Class	16
2	America Century High-Yield Fund - R5 Class	12
3	America High-Income Trust* - Class F-3	27
138,420	BlackRock High Yield Portfolio - Institutional Class	1,061,680
3	BMO High Yield Bond Fund - Class I	26
2	Dreyfus High Yield Fund - Class I	14
2	Eaton Vance Income Fund of Boston - Institutional Class	12
2	First Investors Fund for Income - Institutional Class	5
2	Hartford High Yield Fund - Class Y	16
3	JPMorgan High Yield Fund - Class I	18
3	Loomis Sayles High Income Fund - Class Y	10
2	Lord Abbett High Yield Fund - Class I	16
2	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	18
2	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I	23
2	Nuveen High Income Bond Fund - Class I	17
3	Payden High Income Fund - Investor Class	15
79,074	PIMCO High Yield Fund - Institutional Class	689,524
25,617	Principal High Yield Fund - Institutional Class	185,467
3	Putnam High Yield Fund - Class Y	17
2	TIAA-CREF Bond Fund - Institutional Class	21
2	TIAA-CREF High Yield Fund - Institutional Class	29
2	Transamerica High Yield Bond Fund - Class I	20
2	Virtus Seix High Yield Fund - Class I	17
	TOTAL MUTUAL FUNDS (Cost - $1,935,602)	1,937,042

Contracts**
	OPTIONS PURCHASED* - 0.2%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.2%
116	S&P 500 E-mini	September 2018	$2,525.00	$14,645,000	37,120	(a)
	TOTAL OPTIONS PURCHASED (Cost - $44,925)

	TOTAL INVESTMENTS - 84.9% (Cost - $17,307,806)(b)				$17,320,091
	CASH AND OTHER ASSETS LESS LIABILITIES - 15.1%				3,081,779
	NET ASSETS - 100.0%				$20,401,870

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at July 31, 2018	Value	Unrealized Appreciation (Depreciation) (a)
60	MSCI EAFE Index E-Mini	September 2018	$6,012,900	$(2,170)	$(2,170)
8	Nasdaq 100 E-Mini	September 2018	1,159,160	7,727	7,727
37	Russell 2000 E-Mini	September 2018	3,093,940	(17,281)	(17,281)
21	S&P 500 E-Mini	September 2018	2,957,955	31,420	31,420
16	S&P Midcap 400 E-Mini	September 2018	3,177,600	(32,373)	(32,373)
	TOTAL FUTURES CONTRACTS				$(12,677)

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund.
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $17,265,562 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:				$64,525
	Unrealized depreciation:				(9,996)
	Net unrealized appreciation:				$54,529

Toews Tactical Income Fund
Portfolio of Investments (Unaudited)
July 31, 2018
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 52.8%
	DEBT FUNDS - 52.8%
1,690,500	iShares iBoxx $ High Yield Corporate Bond ETF	$145,585,860
4,052,000	SPDR Bloomberg Barclays High Yield Bond ETF	145,628,880
280,000	VanEck Vectors Fallen Angel High Yield Bond ETF	8,122,800
	TOTAL EXCHANGE TRADED FUNDS (Cost - $297,161,002)	299,337,540

	MUTUAL FUNDS - 46.5%
	DEBT FUNDS - 46.5%
2	AB High Income Fund, Inc. - Advisor Class	21
3	Aberdeen Global High Income Fund - Class I	22
2	American Century High-Yield Fund - R5	11
1	American High-Income Trust - Class F3	12
20,824,394	BlackRock High Yield Portfolio - Institutional Class	159,723,103
2	BMO High Yield Bond Fund - Class I	19
3	Dreyfus High Yield Fund - Class I	17
2	Eaton Vance Income Fund of Boston - Institutional Class	9
2	First Investors Fund for Income - Institutional Class	5
3	Hartford High Yield Fund - Class Y	20
3	JPMorgan High Yield Fund - Class I	17
2	Loomis Sayles High Income Fund - Class Y	9
2	Lord Abbett High Yield Fund - Class I	15
2	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	18
3	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I	26
2	Nuveen High Income Bond Fund - Class I	15
2	Payden High Income Fund - Investor Class	13
10,894,013	PIMCO High Yield Fund - Institutional Class	94,995,795
1,294,527	Principal High Yield Fund - Institutional Class	9,372,378
2	Putnam High Yield Fund - Class Y	12
1	TIAA-CREF Bond Fund - Institutional Class	15
2	TIAA-CREF High Yield Fund - Institutional Class	18
2	Transamerica High Yield Bond Fund - Class I	22
2	Virtus Seix High Yield Fund - Class I	17
	TOTAL MUTUAL FUNDS (Cost - $263,938,675)	264,091,609
Principal
	MORTGAGE NOTE - 0.1% (a)
$749,219	Aristone Realty Capital, 12.00%, due 7/27/18 - Property located in New York (a)*	561,914
	TOTAL MORTGAGE NOTE (Cost - $749,219)

	TOTAL INVESTMENTS - 99.4% (Cost - $561,848,896) (b)	$563,991,063
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.6%	3,511,767
	NET ASSETS - 100.0%	$567,502,830

* Non-income producing security; security is in default.
ETF -Exchange Traded Fund
(a) The aggregate value of such securities is 0.1% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $561,895,829 and differs from fair value by net unrealized appreciation of securities as follows:
	Unrealized appreciation:	$2,416,782
	Unrealized depreciation:	(321,548)
	Net unrealized appreciation:	$2,095,234

Toews Tactical Oceana Fund
Portfolio of Investments (Unaudited)
July 31, 2018
Shares		Fair Value

	EXCHANGE TRADED FUNDS - 81.9%
	DEBT FUNDS - 81.9%
109,300	iShares Core U.S. Aggregate Bond ETF	$11,592,358
148,800	Vanguard Short-Term Bond ETF	11,625,744
147,300	Vanguard Total Market ETF	11,633,754
	TOTAL EXCHANGE TRADED FUNDS (Cost - $34,840,329)	34,851,856

Contracts**	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%	Expiration	Exercise Price	Notional Amount
304	S&P 500 E-mini	September 2018	$2,525.00	$38,380,000	97,280
	TOTAL OPTIONS PURCHASED (Cost - $110,100)

	TOTAL INVESTMENTS - 82.1% (Cost - $34,950,429) (b)				$34,949,136
	CASH AND OTHER ASSETS LESS LIABILITIES - 17.9%				7,638,449
	NET ASSETS - 100.0%				$42,587,585

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at July 31, 2018	Value	Unrealized Depreciation (a)
422	MSCI EAFE Index E-mini	September 2018	$42,290,730	$(15,223)	$(15,223)

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $35,032,847 and differs from fair value by net unrealized appreciation of securities as follows:
		Unrealized appreciation:			$14,526
		Unrealized depreciation:			(98,237)
		Net unrealized depreciation:			$(83,711)

Toews Tactical Monument Fund
Portfolio of Investments (Unaudited)
July 31, 2018
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 82.4%
	DEBT FUNDS - 82.4%
89,300	iShares Core Aggregate Bond ETF				$9,471,158
121,700	Vanguard Short-Term Bond ETF				9,508,421
120,700	Vanguard Total Bond Market ETF				9,532,886
	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,502,455)				28,512,465

Contracts**
	OPTIONS PURCHASED* - 0.2%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.2%
252	S&P 500 E-mini	September 2018	$2,525.00	$31,815,000	80,640	(a)
	TOTAL OPTIONS PURCHASED (Cost - $100,800)

	TOTAL INVESTMENTS - 82.6% (Cost - $28,603,255) (b)				$28,593,105
	CASH AND OTHER ASSETS LESS LIABILITIES - 17.4%				6,028,142
	NET ASSETS - 100.0%				$34,621,247

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at July 31, 2018	Value	Unrealized Appreciation (a)
72	Nasdaq 100 E-Mini	September 2018	$10,432,440	$69,546	$69,546
176	S&P 500 E-Mini	September 2018	24,790,480	263,328	263,328
					$332,874

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $28,838,762 and differs from fair value by net unrealized appreciation of securities as follows:
		Unrealized appreciation:			$12,160
		Unrealized depreciation:			(257,817)
		Net unrealized depreciation:			$(245,657)

Toews Tactical Opportunity Fund
Portfolio of Investments (Unaudited)
July 31, 2018
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 82.4%
	DEBT FUNDS - 82.4%
146,700	iShares Core U.S. Aggregate Bond ETF	$15,559,002
199,000	Vanguard Short-Term Bond ETF	15,547,870
196,700	Vanguard Total Bond Market ETF	15,535,366
	TOTAL EXCHANGE TRADED FUNDS (Cost - $46,626,810)	$46,642,238

Contracts**
	OPTIONS PURCHASED* - 0.3%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.3%
686	Russell 2000 E-mini	September 2018	$1,490.00	$51,107,000	178,360	(a)
	TOTAL OPTIONS PURCHASED (Cost - $167,465)

	TOTAL INVESTMENTS - 82.7% (Cost - $46,794,275) (b)				$46,820,598
	CASH AND OTHER ASSETS LESS LIABILITIES - 17.3%				9,802,763
	NET ASSETS - 100.0%				$56,623,361

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at July 31, 2018	Value	Unrealized Depreciation (a)
342	Russell 2000 Mini	September 2018	$28,598,040	$(159,732)	$(159,732)
145	S&P Midcap 400 E-Mini	September 2018	28,797,000	(293,381)	(293,381)
	TOTAL FUTURES CONTRACTS				$(453,113)

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $47,159,242 and differs from fair value by net unrealized appreciation of securities as follows:
		Unrealized appreciation:			$30,413
			Unrealized depreciation:		(369,057)
		Net unrealized depreciation:			$(338,644)

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
July 31, 2018
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 68.7%
	DEBT FUNDS - 68.7%
58,900	iShares Core U.S. Aggregate Bond ETF	$6,246,934
89,600	iShares iBoxx $ High Yield Corporate Bond ETF	7,716,352
215,000	SPDR Bloomberg Barclays High Yield Bond ETF	7,727,100
300,000	Vanguard Short-Term Bond ETF	23,439,000
78,800	Vanguard Total Bond Market ETF	6,223,624
	TOTAL EXCHANGE TRADED FUNDS (Cost - $51,234,762)	51,353,010

	MUTUAL FUNDS - 27.0%
	DEBT FUNDS - 27.0%
2	AB High Income Fund, Inc. - Advisor Class	14
2	Aberdeen Global High Income Fund - Class I	17
2	American Century High-Yield Fund - R5	14
2	American High-Income Trust - Class F3	27
1,566,486	BlackRock High Yield Portfolio - Institutional Shares	12,014,945
2	BMO High Yield Bond Fund - Class I	24
2	Dreyfus High Yield Fund - Class I	12
2	Eaton Vance Income Fund of Boston - Institutional Class	9
3	First Investors Fund for Income - Institutional Class	7
2	Hartford High Yield Fund - Class Y	17
2	JPMorgan High Yield Fund - Class I	13
3	Loomis Sayles High Income Fund - Class Y	12
2	Lord Abbett High Yield Fund - Class I	12
3	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	26
3	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I	26
3	Nuveen High Income Bond Fund - Class I	20
2	Payden High Income Fund - Investor Class	13
807,700	PIMCO High Yield Fund - Institutional Class	7,043,144
152,299	Principal High Yield Fund - Institutional Class	1,102,646
2	Putnam High Yield Advantage - Class Y	12
3	TIAA-CREF Bond Fund - Institutional Class	29
3	TIAA-CREF High Yield Fund - Institutional Class	26
2	Transamerica High Yield Bond - Class I	22
2	Vanguard Inflation-Protected Securities Fund - Investor Class	52
2	Virtus Seix High Yield Fund - Class I	17
	TOTAL MUTUAL FUNDS (Cost - $20,149,540)	20,161,156

Principal
	MORTGAGE NOTES - 2.2% (a)
$949,981	Aristone Realty Capital, 12.00%, due 7/13/18 - Property located in New York (b)	873,983
998,959	Aristone Realty Capital, 12.00%, due 7/27/18 - Property located in New York (b)	749,219
	TOTAL MORTGAGE NOTES (Cost - $1,948,940)	1,623,202

	TOTAL INVESTMENTS - 97.9% (Cost - $73,333,242)(c)	$73,137,368
	CASH AND OTHER ASSETS LESS LIABILITIES - 2.1%	1,564,814
	NET ASSETS - 100.0%	$74,702,182

* Non-income producing security.
ETF - Exchange Traded Fund
(a) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 2.2% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(b) Non-income producing security; security is in default.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $73,604,522 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$138,275
	Unrealized depreciation:	(605,429)
	Net unrealized depreciation:	$(467,154)

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)
July 31, 2018
Shares					Fair Value
	EXCHANGE TRADED FUNDS - 55.4%
	DEBT FUNDS - 55.4%
219,100	iShares Core U.S. Aggregate Bond ETF				$23,237,746
293,700	Vanguard Short-Term Bond ETF				22,946,781
286,500	Vanguard Total Bond Market ETF				22,627,770
	TOTAL EXCHANGE TRADED FUNDS (Cost - $68,794,919)				68,812,297

Contracts**
	OPTIONS PURCHASED* - 0.2%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.2%
879	S&P 500 E-mini	September 2018	$2,525.00	$110,973,750	281,280	(a)
	TOTAL OPTIONS PURCHASED (Cost - $342,525)

	TOTAL INVESTMENTS - 55.6% (Cost - $69,137,444) (b)				$69,093,577
	CASH AND OTHER ASSETS LESS LIABILITIES - 44.4%				55,159,334
	NET ASSETS - 100.0%				$124,252,911

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at July 31, 2018	Value	Unrealized Appreciation (Depreciation) (a)
369	MSCI EAFE Index E-min	September 2018	$36,979,335	$(13,238)	$(13,238)
51	Nasdaq 100 E-Mini	September 2018	7,389,645	49,262	49,262
366	Russell 2000 E-Mini	September 2018	30,604,920	(170,942)	(170,942)
125	S&P 500 E-Mini	September 2018	17,606,875	187,023	187,023
156	S&P Mid 400 E-Mini	September 2018	30,981,600	(315,637)	(315,637)
	TOTAL FUTURES CONTRACTS				$(263,532)

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $69,667,940 and differs from fair value by net unrealized appreciation of securities as follows:
		Unrealized appreciation:			$25,535
		Unrealized depreciation:			(599,898)
		Net unrealized depreciation:			$(574,363)

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2018

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, from time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialst at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2018 for the Funds' assets and liabilities measured at fair value:

Toews Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$15,345,929	$ -	$ -	$15,345,929
Mutual Funds*	1,937,042	-	-	1,937,042
Options Purchased	-	37,120	-	37,120
Total	$17,282,971	$37,120	$ -	$17,320,091
Liabilities Derivatives
Futures Contracts**	$12,677	$ -	$ -	$12,677
Total	$12,677	$ -	$ -	$12,677

Toews Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$299,337,540	$ -	$ -	$299,337,540
Mutual Funds*	264,091,609	-	-	264,091,609
Mortgage Note	-	-	561,914	561,914
Total	$563,429,149	$ -	$561,914	$563,991,063

Toews Tactical Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$34,851,856	-	-	$34,851,856
Options Purchased	-	97,280	-	97,280
Total	$34,851,856	$97,280	$ -	$34,949,136
Liabilities Derivatives
Futures Contracts**	$15,223	$ -	$ -	$15,223
Total	$15,223	$ -	$ -	$15,223

Toews Tactical Monument Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund*	$28,512,465	-	-	$28,512,465
Options Purchased	-	80,640	-	80,640
Total	$28,512,465	$80,640	$ -	$28,593,105
Assets Derivatives
Futures Contracts**	$332,874	$ -	$ -	$332,874
Total	$332,874	$ -	$ -	$332,874

Toews Tactical Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$46,642,238	-	-	$46,642,238
Options Purchased	-	178,360	-	178,360
Total	$46,642,238	$178,360	$ -	$46,820,598
Liabilities Derivatives
Futures Contracts**	$453,113	$ -	$ -	$453,113
Total	$453,113	$ -	$ -	$453,113

Toews Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$51,353,010	-	-	$51,353,010
Mutual Funds*	20,161,156	-	-	20,161,156
Mortgage Notes	-	-	1,623,202	1,623,202
Total	$71,514,166	$ -	$1,623,202	$73,137,368

Toews Tactical Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$68,812,297	-	-	$68,812,297
Options Purchased		281,280		281,280
Total	$68,812,297	$281,280	$ -	$69,093,577
Assets Derivatives
Futures Contracts**	$236,285	$ -	$ -	$236,285
Total	$236,285	$ -	$ -	$236,285
Liabilities Derivatives
Futures Contracts**	$499,817	-	-	$499,817
Total	$499,817	$ -	$ -	$499,817

* Please refer to the Portfolio of Investments for industry classifications.
** Represents cumulative unrealized appreciation (depreciation) at July 31, 2018.
There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented. No Fund held Level 3 securities during the year except the Tactical Income Fund and the Unconstrained Income Fund. It is the Funds’ policy to record transfers into or out of any Level at the end of the period.
The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Tactical Income Fund	Unconstrained Income Fund
	Mortgage Notes	Mortgage Notes
Beginning balance	$749,219	$1,948,940
Cost of purchases	-	-
Total realized gain (loss)	-	-
Change in unrealized appreciation ***	(187,305)	(325,738)
Reinvestment of dividends	-	-
Proceeds from sales/maturities/calls	-	-
Net transfers in/out of level 3	-	-
Ending balance	$561,914	$1,623,202

*** Includes change in unrealized depreciation attributable to Level 3 investment still held at July 31, 2018 of $187,305 and $325,738 for the Tactical Income Fund and Unconstrained Income Fund, respectively.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN") Risk - ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from or pay to the brokers a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The value of the derivative instruments outstanding as of July 31, 2018, as disclosed in the Portfolios of Investments and the unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/28/18

By

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/28/18